Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS
30.	SUBSEQUENT EVENTS

a)	The company issued a total of 100,500 stock options to various employees and members of the Board at an exercise price of $11.50 per share.

(b)	On March 23, 2021, Signifi Mobile Inc incorporated a new wholly-owned subsidiary, Clear RF Nevada Inc.

(c)

On March 31, 2021, Clear RF Nevada Inc. acquired 100% of the units of Clear RF LLC, a company that produces M2M (machine-to-machine) cellular amplifiers for commercial and industrial M2M applications and offers patented direct connect cellular amplifiers and patented auto gain & oscillation control designed for M2M and “internet-of-things” (IoT) applications that can be leveraged with our existing distribution channels. In exchange for 100% of the units of the partnership, the company agreed to pay a total of $700,000 by issuing 23,949 common shares of Siyata Mobile Inc. and paid $155,015 in cash, both at closing. One year from the anniversary of the closing date, the company shall pay a further $155,015 in cash and $194,985 common shares of the Company, subject to certain adjustments. This transaction is considered as an acquisition  for accounting purposes.

Acquisition of Clear RF LLC

On March 31, 2021, the Company acquired the issued and outstanding units of Clear RF LLC (“ClearRF”). In consideration, the Company paid cash of $155,014 and issued 23,949 common shares at a value of $194,985.

As further consideration, the Company is required to make the additional following payments:

a)	On March 31, 2022, pay $155,014 in cash (or less, subject to certain income minimums);

b)	On March 31, 2022, issue common shares of the Company valued at $194,985.in cash, and

c)	In addition to the above, further incentives may be earned and payable to the vendors based on revenues earned from the date of acquisition to March 31, 2022, inclusive.

This transaction qualifies as a business combination and was accounted for using the acquisition method of accounting. To account for the transaction, the Company has determined the fair value of the assets and liabilities of ClearRF at the date of the acquisition and for the purchase price allocation. These fair value assessments require management to make significant estimates and assumptions as well as applying judgment in selecting the appropriate valuation techniques.

The acquisition of ClearRF is consistent with the Company’s corporate growth strategy to continue to acquire innovative patented products in the cellular booster market. The Company plans to leverage ClearRF’s machine to machine booster technology in order to build relationships and facilitate sales of the cellular booster suite of products.

The aggregate amount of the total acquisition consideration is $700,000, comprised as follows:

Consideration	Note	Fair Value
Cash		$155,014
Fair value of 23,949 shares at $8.14 per share	(i)	194,986
Future purchase consideration	(ii)	350,000
Total Consideration		$700,000

(i)	The fair value of the shares issued was determined by multiplying the number shares issued by the share price of the Company on March 31, 2021.

(ii)	Future consideration represents the expected future payments of cash and common shares. Since the balance of the shares and the cash is due within one year, the Company did not discount the future purchase consideration for the time value of money.

The purchase price was allocated as follows:

Purchase price allocation	Fair Value
Purchase price	$700,000

Less: Net assets acquired
Net identifiable tangible assets	100,107
Net identifiable intangible assets	763,893
Deferred tax liability	(164,000)
(700,000)
Goodwill	$0

The above acquisition price allocation is considered preliminary and may change before being considered final.

The Company incurred costs related to the acquisition totaling $79,069.

(d) On May 23, 2021, the loan to director was repaid including principal and interest.

(e) On January 6, 2021, the Company repaid the full amount of the of the 10% convertible debenture including principal and accrued interest at its face value of $1,239,215 with a book value of $1,205,684.

(f) During the month of February 2021, the Company received multiple tradeable warrant exercises for total proceeds of $609,040 on the redemption of a total of 88,911 tradeable warrants at an exercise price of $6.85 for each common share.